Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 23,385,567	₩ 21,799,227
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,514,872	2,643,865
Derivative financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	112,278	49,083
Short-term financial instrument [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,861,242	6,099,303
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	367,926	37,314
Other securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	340,008	338,106
Other receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,195,700	1,845,381
Trade accounts and nores receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,214,459	8,819,617
Deposit instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 1,779,082	₩ 1,966,558